Summary of Significant Accounting Policies - Schedule of Cash Balances by Geographic Area (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 775,995	$ 109,091	$ 2,658,182
Percentage of total cash	100.00%	100.00%	100.00%
United States [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 775,917	$ 108,599	$ 2,646,395
Percentage of total cash	99.99%	99.50%	99.60%
China [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 78	$ 492	$ 11,787
Percentage of total cash	0.01%	0.50%	0.40%